Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt
The Company’s convertible debt consists of the following:

	As of December 31,
	2023	2022
Total principal value of convertible note - related party, net of debt discount	$5,000,000	$—
Total principal value of convertible multi-draw credit agreement - related party	—	1,848,375
Unamortized debt discount	(610,749)	—
Unamortized debt issuance costs	(17,253)	—
Carrying value of total convertible debt—related party	$4,371,998	$1,848,375
Convertible Note - Related Party
On August 15, 2023, the Company entered into a Secured Note and Warrant Purchase Agreement with MFDI, LLC (“MFDI”), pursuant to which the Company issued to MFDI a $5,000,000 secured convertible promissory note (the "Convertible Note") and a warrant to purchase 340,000 shares of common stock on August 18, 2023 (the "Convertible Note Financing") (Notes 5 & 12). The Convertible Note bears interest at a rate of 10% per annum and matures on August 18, 2024, unless earlier repurchased or converted. The Convertible Note may be converted at any time and the conversion price is fixed at $5.16. Accrued interest will be payable quarterly within 30 days of the last day of each calendar quarter. The Company may prepay the principal or interest outstanding under the Note at any time without penalty.
In accounting for the Convertible Note, the Company allocated $4,068,424 in proceeds to the debt host and $931,576 in proceeds to the freestanding warrants based on relative fair value. The debt discounts of $931,576 and $26,316 related to the warrants, and debt issuance costs, respectively, are being amortized over the term of the Convertible Note using the effective interest rate method. Amortization of the debt discount is recognized as non-cash interest expense in Other expense within the Consolidated Statements of Operations. In addition, the Company recorded $6,026 in equity issuance costs as a deduction to additional paid in capital in the Statements of Stockholders' Deficit.
For the year ended December 31, 2023, the effective interest rate on the Convertible Note was 31.39%, the remaining amortization period on the debt was 0.63 years and the fair value of the underlying conversion shares did not exceed the carrying value of the debt at December 31, 2023.
Bridge Loan
On July 24, 2023, the Company entered into a loan agreement in the principal amount of $250,000 (the “Bridge Loan”) with MFDI, LLC. The Bridge Loan was obtained in order to provide bridge financing for the operations of the Company until it completed the BRB Acquisition. Concurrent with the closing of the BRB Acquisition, August 2023 PIPE Financing and Convertible Note Financing, the Bridge Loan was cancelled and converted into an investment in the August 2023 PIPE Financing (Note 7). All interest and rights related to the Bridge Loan were concurrently cancelled.
Multi-Draw Credit Agreement- Related Party
On October 5, 2018, the Company entered into the Credit Agreement with Sciences, a related party (Note 12). Between April 29, 2020 and March 29, 2021, the Company and Sciences entered into a series of Amendments until the disbursement line was closed on September 15, 2021 (the "Amended Credit Agreement"). The amendments were considered a modifications for accounting purposes.
On November 17, 2022, the Company entered into Amendment No. 4 with Sciences. Under the terms of Amendment No. 4, the parties agreed that the Company would prepay 25% of the outstanding principal amount equal to $616,125, plus all accrued interest of $328,737 through the date of the Amendment No. 4. In addition, the Amended Credit Agreement was amended to extend the maturity date to the earlier of December 30, 2022, or the Termination Date (as such term is defined in the Credit Agreement) and the parties agreed to use good faith efforts to enter into a customary piggyback registration rights agreement. In exchange for the extension, the Company agreed to reprice all of the outstanding Sciences warrants to $4.25 per share (Note 5).
On December 30, 2022, the Company entered into Amendment No. 5 to the Amended Credit Agreement to extend the maturity date to the earlier of (a) five business days after the closing of the sale of VDL (b) February 28, 2023 or (c) the Termination Date (as such term is defined in the Amended Credit Agreement). The terms of the Amended Credit Agreement provided that convertible advances and unpaid interest may be converted into common stock at the applicable fixed conversion price of the underlying advance, subject to customary adjustments for stock splits, stock dividends, recapitalizations, etc. Effective February 16, 2022, upon entering the MTA, the remaining principal balance plus accrued interest was offset by the aggregate exercise price of $282,906 from the exercise of the MTA Warrants (Note 5) and the Company induced conversion by reducing the conversion price of the Amended Credit Agreement from $100.00 to $9.65. The remaining balance of $1,597,236 was converted into 165,517 shares of common stock of the Company. In connection with the induced conversion, the Company recorded a debt conversion inducement expense of $1,383,285 equal to the fair value of the incremental shares issued upon conversion.
Following the issuance of shares described above, the Amended Credit Agreement was terminated in its entirety per the terms of the MTA. Additionally, under the MTA, Sciences agreed to use its best efforts to transfer all of the common stock of the Company held by Sciences to its shareholders on a pro-rata basis at or immediately prior to the Company's listing to a nationally recognized stock exchange, subject to compliance with applicable securities laws.
For the years ended December 31, 2023 and 2022, the effective interest rate related to the convertible portion of the Amended Credit Agreement was 0.00% and 29.20%, respectively. As of December 31, 2022, the debt discount on the convertible advances was fully amortized.
Insurance premium loan payable
On February 28, 2023, the Company entered into an annual financing arrangement for a portion of its Directors and Officers Insurance Policy (the “D&O Insurance”) with First Insurance Funding in an amount of $203,884. The loan is payable in equal monthly installments of $23,374, matures on January 31, 2024, and bears interest at a rate 4.24% per annum. As of December 31, 2023 a total of $21,238 remains in prepaid expenses and the loan has been repaid.
On February 28, 2022, the Company entered into an annual financing arrangement for a portion of its Directors and Officers Insurance Policy with First Insurance Funding in an amount of $275,537. The loan is payable in equal monthly installments of $31,150, matures on January 31, 2023 and bears interest at a rate 4.17% per annum. As of December 31, 2022, a total of $22,961 remains in prepaid expenses and the loan has been repaid.
Interest Expense
The Company’s interest expense consists of the following:

	Year Ended December 31,
	2023	2022
Related party interest expense – stated rate	$202,254	$169,640
Insurance premium loan payable – stated rate	6,485	5,896
Legal judgment interest expense	234,750	—
Bond premium	59,929	—
Premium on irrevocable letter of credit	69,861	—
Other interest expense	3,100	—
Non-cash interest expense:
Amortization of debt discount	320,828	488,238
Amortization of transaction costs	9,063	1,359
	$906,270	$665,133